Ordinary Shares (Details)	Jun. 28, 2016 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Sep. 29, 2020 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares issued		795,528,169	810,339,182
ADR ratio				1
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares issued				51,750,000
Shares Issued, Price Per Share | $ / shares				$ 218
Related Party | Ordinary shares | Zto Es Holding Limited ("ZTO ES")
Class of Stock [Line Items]
Shares issued to related party	16,000,000
Number of shares considered issued to related party but not outstanding		2,914,216	3,941,928